SCHEDULE OF OUTSTANDING COMMON STOCK SECURITIES NOT INCLUDED IN THE COMPUTATION OF DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,664	5,407	4,262
Common Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,766	2,556	1,960
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,898	2,851	2,302